Annual Fund Operating Expenses - Causeway International Opportunities Fund	Jan. 28, 2021
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.27%	[1]
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	1.20%	[1]

[1]

“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not fully reflect the lower expense limit agreement that took effect as of July 1, 2020.

[2]

Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 0.95% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2022 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.